Borrowings and financing (Details 1)	12 Months Ended
Dec. 31, 2022
Local currency | Twelfth [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2025
Annual interest rates	TR + 9.5%
Local currency | 14th issue debentures
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2022
Annual interest rates	TJLP +1.92% (Series 1 and 3) and 9.19% (Series 2)
Inflation adjustment	IPCA (Series 2)
Local currency | 17th issue debentures
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2023
Annual interest rates	CDI +0.75% (Series 1) and 4.5% (Series 2) and 4.75% (Series 3)
Inflation adjustment	IPCA (Series 2 and 3)
Local currency | 18th issue debentures
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2024
Annual interest rates	TJLP + 1.92% (Series 1 and 3) and 8.25% (Series 2)
Inflation adjustment	IPCA (Series 2)
Local currency | 21th issue debentures
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2022
Annual interest rates	CDI + 0.60% e CDI+ 0.90%
Local currency | 22th issue debentures
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2025
Annual interest rates	CDI +0.58% (Series 1) and CDI + 0.90% (Series 2) and 6.0% (Series 3)
Inflation adjustment	IPCA (Series 3)
Local currency | 23th issue debentures
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2027
Annual interest rates	CDI +0.49% (Series 1) and CDI + 0.63% (Series 2)
Local currency | 24th issue debentures
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2029
Annual interest rates	3.20% (Series 1) and 3.37% (Series 2)
Inflation adjustment	IPCA (Series 1 and 2)
Local currency | Twenty Sixth Issue Debentures [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2030
Annual interest rates	4.65% (series 1) and 4.95% (series 2)
Inflation adjustment	IPCA (series 1 and 2)
Local currency | Twenty Seventh Issue Debentures [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2027
Annual interest rates	CDI +1.60% (Series 1) and CDI + 1.80% (Series 2) and 2.25% (Series 3)
Local currency | Twenty Eight Issue Debentures [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2028
Annual interest rates	CDI +1.20% (Series 1) and CDI + 1.44% (Series 2) and 1.60% (Series 3)
Local currency | Twenty Nine Issue Debentures [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2036
Annual interest rates	CDI +1.29% (Series 1) and 5.3058% (Series 2) and 5.4478% (Series 3)
Inflation adjustment	IPCA (series 2 and 3)
Local currency | Thirty Issue Debentures [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2029
Annual interest rates	CDI +1.30% (Series 1) and 1.58% (Series 2)
Local currency | Brazilian Federal Savings Bank [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2023/2042
Annual interest rates	5% to 9.5%
Inflation adjustment	TR
Local currency | Brazilian Development Bank - BNDES PAC [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2023
Annual interest rates	TJLP+1.82%
Local currency | Brazilian Development Bank - BNDES PAC II 9751 [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2027
Annual interest rates	TJLP+1.72%
Local currency | Brazilian Development Bank - BNDES PAC II 9752 [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2027
Annual interest rates	TJLP+1.72%
Local currency | Brazilian Development Bank - BNDES ONDA LIMPA [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2025
Annual interest rates	TJLP+1.92%
Local currency | Brazilian Development Bank - BNDES TIET III [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2028
Annual interest rates	TJLP+1.66%
Local currency | Brazilian Development Bank B N D E S 2015 [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2035
Annual interest rates	TJLP+2.18%
Local currency | Brazilian Development Bank - BNDES 2014 [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2026
Annual interest rates	TJLP+1.76%
Local currency | Leases (Concession Agreements, Program Contracts and Contract Assets) [Member]
IfrsStatementLineItems [Line Items]
Inflation adjustment	IPC
Local currency | Others [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2025
Annual interest rates	3% (FEHIDRO) and TJLP + 1.5% (FINEP)
Foreign currency | Inter-American Development Bank - BID 2202 [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Government
Maturity	2035
Annual interest rates	CDI+0.86%
Foreign currency | Profit for the year - change in the equity [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2034
Annual interest rates	CDI+1.90% and CDI+2.70%
Foreign currency | Inter American Development Bank B I D I N V E S T 2022 [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2036
Annual interest rates	CDI+2.50%
Foreign currency | International Finance Corporation I F C [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2032
Annual interest rates	CDI+2.00%
Foreign currency | Leases (Concession Agreements, Program Contracts and Contract Assets) [Member]
IfrsStatementLineItems [Line Items]
Maturity	2035
Annual interest rates	7.73% to 10.12%
Foreign currency | Other Leases [Member]
IfrsStatementLineItems [Line Items]
Maturity	2027
Annual interest rates	5.20% to 15.39%
Foreign currency | Inter-American Development Bank - BID 1212 [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Government
Maturity	2025
Annual interest rates	3.31% (*)	[1]
Exchange rate changes	US$
Foreign currency | Inter American Development Bank B I D 4623 [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Government
Maturity	2044
Annual interest rates	1.12% (*)	[1]
Exchange rate changes	US$
Foreign currency | International Bank For Reconstruction And Development [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Government
Maturity	2034
Annual interest rates	2.85% (*)	[1]
Exchange rate changes	US$
Foreign currency | JICA 15 [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Government
Maturity	2029
Annual interest rates	1.8% and 2.5%
Exchange rate changes	Yen
Foreign currency | J I C A 18 [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Government
Maturity	2029
Annual interest rates	1.8% and 2.5%
Exchange rate changes	Yen
Foreign currency | JICA 17 [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Government
Maturity	2035
Annual interest rates	1.2% and 0.01%
Exchange rate changes	Yen
Foreign currency | JICA 19 [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Government
Maturity	2037
Annual interest rates	1.7% and 0.01%
Exchange rate changes	Yen
Foreign currency | B I D 1983 A B U S 15385 Thousand [Member]
IfrsStatementLineItems [Line Items]
Guarantees	-
Maturity	2023
Annual interest rates	2.08% to 2.38% (*)	[1]
Exchange rate changes	US$

[1]	Rates comprising SOFR + contractually defined spread.